Schedule of Investments (unaudited)
June 30, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
ATI, Inc.(a)	15,317	$ 1,322,470
Curtiss-Wright Corp.	4,093	1,999,635
Hexcel Corp.	8,743	493,892
Woodward, Inc.	6,461	1,583,527
		5,399,524
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	12,430	605,341
Automobile Components — 0.9%
Autoliv, Inc.	7,687	860,175
Gentex Corp.	24,433	537,282
Goodyear Tire & Rubber Co. (The)(a)	31,658	328,293
Lear Corp.	5,810	551,834
Visteon Corp.(a)	2,946	274,862
		2,552,446
Automobiles — 0.3%
Harley-Davidson, Inc.	11,824	279,046
Thor Industries, Inc.	5,784	513,677
		792,723
Banks — 7.3%
Associated Banc-Corp	17,776	433,557
Bank OZK	11,722	551,637
Cadence Bank	16,578	530,164
Columbia Banking System, Inc.	23,302	544,801
Comerica, Inc.	14,269	851,146
Commerce Bancshares, Inc.	13,184	819,649
Cullen/Frost Bankers, Inc.	6,981	897,338
East West Bancorp, Inc.	14,965	1,511,166
First Financial Bankshares, Inc.	13,997	503,612
First Horizon Corp.	55,076	1,167,611
Flagstar Financial, Inc.	32,994	349,736
FNB Corp.	39,090	569,932
Glacier Bancorp, Inc.	12,854	553,750
Hancock Whitney Corp.	9,309	534,337
Home BancShares, Inc.	19,952	567,834
International Bancshares Corp.	5,977	397,829
Old National Bancorp	35,440	756,290
Pinnacle Financial Partners, Inc.	8,347	921,592
Prosperity Bancshares, Inc.	10,346	726,703
SouthState Corp.	10,689	983,709
Synovus Financial Corp.	15,094	781,114
Texas Capital Bancshares, Inc.(a)	4,998	396,841
UMB Financial Corp.	7,749	814,885
United Bankshares, Inc.	15,208	554,027
Valley National Bancorp	51,803	462,601
Webster Financial Corp.	18,266	997,324
Western Alliance Bancorp	11,836	922,971
Wintrust Financial Corp.	7,268	901,087
Zions Bancorp N.A.	16,023	832,235
		20,835,478
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)	890	169,821
Celsius Holdings, Inc.(a)(b)	17,072	791,970
Coca-Cola Consolidated, Inc.	6,365	710,652
		1,672,443
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc.(a)	20,824	1,144,695
Cytokinetics, Inc.(a)	13,126	433,683
Exelixis, Inc.(a)	29,612	1,305,149
Security	Shares	Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.(a)	13,380	$ 696,028
Neurocrine Biosciences, Inc.(a)	10,746	1,350,665
Roivant Sciences Ltd.(a)	46,368	522,567
Sarepta Therapeutics, Inc.(a)	10,613	181,482
United Therapeutics Corp.(a)	4,897	1,407,153
		7,041,422
Broadline Retail — 0.4%
Macy’s, Inc.	30,847	359,676
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	6,667	878,577
		1,238,253
Building Products — 2.5%
AAON, Inc.	7,339	541,251
Advanced Drainage Systems, Inc.	7,667	880,632
Carlisle Cos., Inc.	4,686	1,749,753
Fortune Brands Innovations, Inc.	13,059	672,277
Owens Corning	9,235	1,269,997
Simpson Manufacturing Co., Inc.	4,542	705,418
Trex Co., Inc.(a)(b)	11,643	633,146
UFP Industries, Inc.	6,558	651,603
		7,104,077
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	3,089	607,823
Evercore, Inc., Class A	3,903	1,053,888
Federated Hermes, Inc., Class B, NVS	8,225	364,532
Hamilton Lane, Inc., Class A	4,671	663,843
Houlihan Lokey, Inc., Class A	5,840	1,050,908
Interactive Brokers Group, Inc., Class A	47,324	2,622,223
Janus Henderson Group PLC	13,624	529,156
Jefferies Financial Group, Inc.	17,692	967,575
SEI Investments Co.	10,273	923,132
Stifel Financial Corp.	11,154	1,157,562
		9,940,642
Chemicals — 1.5%
Ashland, Inc.	4,940	248,383
Avient Corp.	9,977	322,357
Axalta Coating Systems Ltd.(a)	23,732	704,603
Cabot Corp.	5,845	438,375
NewMarket Corp.	821	567,196
RPM International, Inc.	13,944	1,531,609
Scotts Miracle-Gro Co. (The)	4,679	308,627
Westlake Corp.	3,604	273,652
		4,394,802
Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	4,575	408,502
Clean Harbors, Inc.(a)	5,469	1,264,323
MSA Safety, Inc.	4,268	715,018
RB Global, Inc.	20,109	2,135,375
Tetra Tech, Inc.	28,611	1,028,852
		5,552,070
Communications Equipment — 0.7%
Ciena Corp.(a)	15,435	1,255,329
Lumentum Holdings, Inc.(a)	7,536	716,372
		1,971,701
Construction & Engineering — 2.8%
AECOM	14,365	1,621,234
Comfort Systems U.S.A., Inc.	3,822	2,049,395
EMCOR Group, Inc.	4,860	2,599,566

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)	6,657	$ 1,134,552
Valmont Industries, Inc.	2,180	711,923
		8,116,670
Construction Materials — 0.4%
Eagle Materials, Inc.	3,614	730,426
Knife River Corp.(a)	6,160	502,902
		1,233,328
Consumer Finance — 0.7%
Ally Financial, Inc.	30,019	1,169,240
SLM Corp.	22,786	747,153
		1,916,393
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	43,761	941,299
BJ’s Wholesale Club Holdings, Inc.(a)	14,339	1,546,174
Casey’s General Stores, Inc.	4,030	2,056,388
Sprouts Farmers Market, Inc.(a)	10,626	1,749,465
U.S. Foods Holding Corp.(a)	25,120	1,934,491
		8,227,817
Containers & Packaging — 1.5%
AptarGroup, Inc.	7,171	1,121,759
Crown Holdings, Inc.	12,494	1,286,632
Graphic Packaging Holding Co.	33,355	702,790
Greif, Inc., Class A, NVS	2,898	188,341
Silgan Holdings, Inc.	8,842	479,060
Sonoco Products Co.	10,936	476,372
		4,254,954
Diversified Consumer Services — 1.6%
Duolingo, Inc., Class A(a)	4,263	1,747,916
Graham Holdings Co., Class B	377	356,706
Grand Canyon Education, Inc.(a)	3,039	574,371
H&R Block, Inc.	14,537	797,936
Service Corp. International	15,458	1,258,281
		4,735,210
Diversified REITs — 0.5%
WP Carey, Inc.	23,777	1,483,209
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)	24,183	880,261
Iridium Communications, Inc.	11,692	352,748
		1,233,009
Electrical Equipment — 1.5%
Acuity, Inc.	3,323	991,384
EnerSys	4,382	375,844
nVent Electric PLC	17,795	1,303,484
Regal Rexnord Corp.	7,203	1,044,147
Sensata Technologies Holding PLC	15,914	479,170
		4,194,029
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.(a)	5,633	717,813
Avnet, Inc.	9,121	484,143
Belden, Inc.	4,296	497,477
Cognex Corp.	18,240	578,573
Coherent Corp.(a)	16,878	1,505,686
Crane NXT Co.	5,473	294,995
Fabrinet(a)	3,873	1,141,296
Flex Ltd.(a)	41,598	2,076,572
IPG Photonics Corp.(a)	2,851	195,721
Littelfuse, Inc.	2,684	608,543
Novanta, Inc.(a)	4,001	515,849
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	8,110	$ 1,100,527
Vontier Corp.	16,065	592,798
		10,309,993
Energy Equipment & Services — 0.6%
ChampionX Corp.	21,213	526,931
NOV, Inc.	40,823	507,430
Valaris Ltd.(a)	7,067	297,591
Weatherford International PLC	7,898	397,349
		1,729,301
Entertainment — 0.1%
Warner Music Group Corp., Class A	16,155	440,062
Financial Services — 2.0%
Equitable Holdings, Inc.	26,474	1,485,191
Essent Group Ltd.	11,011	668,698
Euronet Worldwide, Inc.(a)	4,423	448,404
MGIC Investment Corp.	25,782	717,771
Shift4 Payments, Inc., Class A(a)(b)	7,326	726,080
Voya Financial, Inc.	10,456	742,376
Western Union Co. (The)	31,437	264,699
WEX, Inc.(a)	3,792	557,007
		5,610,226
Food Products — 1.1%
Darling Ingredients, Inc.(a)	17,173	651,544
Flowers Foods, Inc.	21,224	339,160
Ingredion, Inc.	6,983	947,034
Marzetti Co. (The)	2,086	360,398
Pilgrim’s Pride Corp.	4,573	205,694
Post Holdings, Inc.(a)(b)	4,904	534,683
		3,038,513
Gas Utilities — 1.0%
New Jersey Resources Corp.	10,912	489,076
ONE Gas, Inc.	6,507	467,593
Southwest Gas Holdings, Inc.	6,713	499,380
Spire, Inc.	6,519	475,822
UGI Corp.	23,285	848,039
		2,779,910
Ground Transportation — 1.6%
Avis Budget Group, Inc.(a)	1,826	308,685
Knight-Swift Transportation Holdings, Inc.	17,596	778,271
Landstar System, Inc.	3,799	528,137
Ryder System, Inc.	4,489	713,751
Saia, Inc.(a)(b)	2,892	792,379
XPO, Inc.(a)(b)	12,792	1,615,502
		4,736,725
Health Care Equipment & Supplies — 1.6%
DENTSPLY SIRONA, Inc.	21,541	342,071
Envista Holdings Corp.(a)	18,322	358,012
Globus Medical, Inc., Class A(a)	12,264	723,821
Haemonetics Corp.(a)	5,430	405,132
Lantheus Holdings, Inc.(a)	7,513	615,014
LivaNova PLC(a)	5,978	269,130
Masimo Corp.(a)	4,938	830,670
Penumbra, Inc.(a)(b)	4,204	1,078,873
		4,622,723
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)	10,371	235,318
Amedisys, Inc.(a)	3,637	357,844
Chemed Corp.	1,589	773,732
Encompass Health Corp.	10,944	1,342,063

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Ensign Group, Inc. (The)	6,197	$ 955,949
HealthEquity, Inc.(a)	9,406	985,372
Hims & Hers Health, Inc., Class A(a)	21,289	1,061,257
Option Care Health, Inc.(a)	17,793	577,917
Tenet Healthcare Corp.(a)	10,086	1,775,136
		8,064,588
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	38,172	605,408
Omega Healthcare Investors, Inc.	31,423	1,151,653
Sabra Health Care REIT, Inc.	26,365	486,170
		2,243,231
Health Care Technology — 0.3%
Doximity, Inc., Class A(a)	14,496	889,185
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	21,614	221,111
Hotels, Restaurants & Leisure — 3.5%
Aramark	28,456	1,191,453
Boyd Gaming Corp.	6,641	519,525
Choice Hotels International, Inc.(b)	2,389	303,116
Churchill Downs, Inc.	7,843	792,143
Hilton Grand Vacations, Inc.(a)	6,245	259,355
Hyatt Hotels Corp., Class A	4,555	636,106
Light & Wonder, Inc., Class A(a)	9,162	881,934
Marriott Vacations Worldwide Corp.	3,586	259,304
Planet Fitness, Inc., Class A(a)	9,105	992,900
Texas Roadhouse, Inc.	7,203	1,349,914
Travel + Leisure Co.	7,180	370,560
Vail Resorts, Inc.	4,054	637,005
Wendy’s Co. (The)	17,442	199,188
Wingstop, Inc.	3,030	1,020,322
Wyndham Hotels & Resorts, Inc.	8,361	678,997
		10,091,822
Household Durables — 1.9%
KB Home	7,793	412,795
Somnigroup International, Inc.	22,422	1,525,817
Taylor Morrison Home Corp., Class A(a)	10,900	669,478
Toll Brothers, Inc.	10,797	1,232,262
TopBuild Corp.(a)(b)	3,085	998,738
Whirlpool Corp.	6,041	612,678
		5,451,768
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	6,262	524,505
Industrial REITs — 1.1%
EastGroup Properties, Inc.	5,694	951,581
First Industrial Realty Trust, Inc.	14,376	691,917
Rexford Industrial Realty, Inc.	25,639	911,979
STAG Industrial, Inc.	20,264	735,178
		3,290,655
Insurance — 5.0%
American Financial Group, Inc.	7,799	984,312
Brighthouse Financial, Inc.(a)	6,206	333,697
CNO Financial Group, Inc.	10,720	413,578
Fidelity National Financial, Inc., Class A	28,329	1,588,124
First American Financial Corp.	11,173	685,910
Hanover Insurance Group, Inc. (The)	3,900	662,493
Kemper Corp.	6,546	422,479
Kinsale Capital Group, Inc.	2,404	1,163,295
Old Republic International Corp.	24,691	949,122
Primerica, Inc.	3,568	976,454
Security	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	7,176	$ 1,423,431
RenaissanceRe Holdings Ltd.	5,282	1,282,998
RLI Corp.	9,068	654,891
Ryan Specialty Holdings, Inc., Class A	11,822	803,778
Selective Insurance Group, Inc.	6,602	572,063
Unum Group	17,417	1,406,597
		14,323,222
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)	28,097	284,342
IT Services — 1.1%
ASGN, Inc.(a)	4,942	246,754
Kyndryl Holdings, Inc.(a)	25,266	1,060,161
Okta, Inc., Class A(a)	18,151	1,814,556
		3,121,471
Leisure Products — 0.6%
Brunswick Corp.	7,151	395,021
Mattel, Inc.(a)	35,061	691,403
Polaris, Inc.	5,973	242,803
YETI Holdings, Inc.(a)	8,952	282,167
		1,611,394
Life Sciences Tools & Services — 1.8%
Avantor, Inc.(a)	73,991	995,919
Bio-Rad Laboratories, Inc., Class A(a)	2,024	488,432
Bruker Corp.	12,029	495,595
Illumina, Inc.(a)	17,189	1,640,002
Medpace Holdings, Inc.(a)(b)	2,560	803,481
Repligen Corp.(a)	5,673	705,608
		5,129,037
Machinery — 5.3%
AGCO Corp.	6,722	693,442
Chart Industries, Inc.(a)(b)	4,879	803,327
CNH Industrial NV	94,966	1,230,759
Crane Co.	5,306	1,007,556
Donaldson Co., Inc.	12,977	899,955
Esab Corp.	6,188	745,963
Flowserve Corp.	14,195	743,108
Graco, Inc.	18,148	1,560,184
ITT, Inc.	8,545	1,340,112
Lincoln Electric Holdings, Inc.	6,062	1,256,774
Middleby Corp. (The)(a)	5,807	836,208
Mueller Industries, Inc.	12,015	954,832
Oshkosh Corp.	6,990	793,645
Terex Corp.	7,091	331,079
Timken Co. (The)	6,921	502,119
Toro Co. (The)	10,839	766,101
Watts Water Technologies, Inc., Class A	2,978	732,260
		15,197,424
Marine Transportation — 0.2%
Kirby Corp.(a)	6,091	690,780
Media — 0.7%
EchoStar Corp., Class A(a)(b)	14,571	403,617
New York Times Co. (The), Class A	17,619	986,311
Nexstar Media Group, Inc., Class A	3,081	532,859
		1,922,787
Metals & Mining — 2.2%
Alcoa Corp.	28,111	829,556
Carpenter Technology Corp.	5,405	1,493,834
Cleveland-Cliffs, Inc.(a)	52,795	401,242
Commercial Metals Co.	12,273	600,272

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Reliance, Inc.	5,710	$ 1,792,369
Royal Gold, Inc.	7,147	1,271,022
		6,388,295
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	65,702	1,236,512
Starwood Property Trust, Inc.	35,586	714,211
		1,950,723
Office REITs — 0.7%
COPT Defense Properties	12,498	344,695
Cousins Properties, Inc.	18,241	547,777
Kilroy Realty Corp.	11,586	397,515
Vornado Realty Trust	18,132	693,368
		1,983,355
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	36,424	690,235
DT Midstream, Inc.	11,031	1,212,417
HF Sinclair Corp.	17,389	714,340
PBF Energy, Inc., Class A	10,926	236,767
		2,853,759
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	6,728	578,541
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	13,182	652,245
American Airlines Group, Inc.(a)	71,611	803,476
		1,455,721
Personal Care Products — 0.6%
BellRing Brands, Inc.(a)	13,790	798,855
Coty, Inc., Class A(a)	39,607	184,172
elf Beauty, Inc.(a)	6,124	762,071
		1,745,098
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals PLC(a)	6,754	716,734
Professional Services — 1.6%
Concentrix Corp.	4,971	262,742
ExlService Holdings, Inc.(a)	17,876	782,790
Exponent, Inc.	5,524	412,698
FTI Consulting, Inc.(a)	3,659	590,929
Genpact Ltd.	17,822	784,346
Insperity, Inc.	3,937	236,692
ManpowerGroup, Inc.	5,003	202,121
Maximus, Inc.	6,133	430,537
Paylocity Holding Corp.(a)	4,678	847,607
		4,550,462
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	5,154	1,318,290
Residential REITs — 1.0%
American Homes 4 Rent, Class A	34,507	1,244,668
Equity LifeStyle Properties, Inc.	20,759	1,280,208
Independence Realty Trust, Inc.	25,621	453,235
		2,978,111
Retail REITs — 1.1%
Agree Realty Corp.	11,927	871,387
Brixmor Property Group, Inc.	33,233	865,387
Kite Realty Group Trust	23,883	540,950
NNN REIT, Inc.	20,408	881,217
		3,158,941
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(a)	14,221	$ 486,216
Amkor Technology, Inc.	12,654	265,607
Cirrus Logic, Inc.(a)	5,772	601,760
Entegris, Inc.	16,439	1,325,805
Lattice Semiconductor Corp.(a)	14,931	731,470
MACOM Technology Solutions Holdings, Inc.(a)	6,462	925,940
MKS, Inc.	7,283	723,639
Onto Innovation, Inc.(a)	5,312	536,140
Power Integrations, Inc.	6,085	340,151
Rambus, Inc.(a)	11,664	746,729
Silicon Laboratories, Inc.(a)	3,605	531,233
Synaptics, Inc.(a)	4,167	270,105
Universal Display Corp.	4,799	741,254
		8,226,049
Software — 3.8%
Appfolio, Inc., Class A(a)	2,504	576,621
BILL Holdings, Inc.(a)	10,445	483,186
Blackbaud, Inc.(a)	4,137	265,637
Commvault Systems, Inc.(a)	4,791	835,215
Docusign, Inc.(a)	21,988	1,712,645
Dolby Laboratories, Inc., Class A	6,807	505,488
Dropbox, Inc., Class A(a)	21,322	609,809
Dynatrace, Inc.(a)	32,554	1,797,306
Guidewire Software, Inc.(a)	9,108	2,144,478
Manhattan Associates, Inc.(a)	6,593	1,301,920
Qualys, Inc.(a)	3,949	564,194
		10,796,499
Specialized REITs — 1.7%
CubeSmart	24,751	1,051,917
EPR Properties	8,271	481,868
Gaming & Leisure Properties, Inc.	29,842	1,393,025
Lamar Advertising Co., Class A	9,552	1,159,231
National Storage Affiliates Trust	7,794	249,330
PotlatchDeltic Corp.	7,967	305,694
Rayonier, Inc.	15,154	336,116
		4,977,181
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(a)	5,151	426,760
AutoNation, Inc.(a)	2,706	537,547
Bath & Body Works, Inc.	23,129	692,945
Burlington Stores, Inc.(a)	6,840	1,591,258
Chewy, Inc., Class A(a)(b)	23,801	1,014,399
Five Below, Inc.(a)	5,978	784,194
Floor & Decor Holdings, Inc., Class A(a)(b)	11,684	887,517
GameStop Corp., Class A(a)(b)	44,197	1,077,965
Gap, Inc. (The)	24,147	526,646
Lithia Motors, Inc., Class A	2,826	954,679
Penske Automotive Group, Inc.	2,003	344,135
RH(a)	1,694	320,183
Valvoline, Inc.(a)	13,815	523,174
		9,681,402
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A(a)	33,746	1,943,095
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	12,986	229,852
Columbia Sportswear Co.	3,315	202,480
Crocs, Inc.(a)(b)	6,090	616,795
PVH Corp.	5,194	356,309
Skechers U.S.A., Inc., Class A(a)	14,148	892,739
Under Armour, Inc., Class A(a)	21,754	148,580

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C, NVS(a)	14,711	$ 95,474
VF Corp.	35,956	422,483
		2,964,712
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	4,135	961,181
Core & Main, Inc., Class A(a)	20,566	1,241,158
GATX Corp.	3,878	595,506
MSC Industrial Direct Co., Inc., Class A	4,853	412,602
Watsco, Inc.	3,787	1,672,415
WESCO International, Inc.	4,822	893,034
		5,775,896
Water Utilities — 0.4%
Essential Utilities, Inc.	28,066	1,042,371
Total Long-Term Investments — 99.8% (Cost: $259,789,084)		285,905,551
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	9,943,689	9,947,666
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	397,242	397,242
Total Short-Term Securities — 3.6% (Cost: $10,343,416)		10,344,908
Total Investments — 103.4% (Cost: $270,132,500)		296,250,459
Liabilities in Excess of Other Assets — (3.4)%		(9,614,207)
Net Assets — 100.0%		$ 286,636,252

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,012,215	$ —	$ (2,063,687)(a)	$ (976)	$ 114	$ 9,947,666	9,943,689	$ 5,922 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	440,236	—	(42,994)(a)	—	—	397,242	397,242	6,631	—
				$ (976)	$ 114	$ 10,344,908		$ 12,553	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/19/25	$ 11	$ 365
Russell 1000 Value E-Mini Index	1	09/19/25	96	2,441
S&P Mid 400 E-Mini Index	1	09/19/25	313	9,437
				$ 12,243
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 285,905,551	$ —	$ —	$ 285,905,551
Short-Term Securities
Money Market Funds	10,344,908	—	—	10,344,908
	$ 296,250,459	$ —	$ —	$ 296,250,459
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 12,243	$ —	$ —	$ 12,243

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust